Expense Example - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894